UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2008

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		11/14/2008
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 39
Form 13F Information Table Value Total: 680,220,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Alpha Natural Resources Inc			COM			02076X102	6,866 		133,500 	x				 				133,500
American Int'l Group Inc			COM			026874107	584 		175,500 	x				 				175,500
Anadarko Petroleum Corp				COM			032511107	13,534 		279,000 	x				 				279,000
Apache Corp					COM			037411105	15,121 		145,000 	x				 				145,000
Applied Materials Inc				COM			038222105	7,603 		502,500 	x				 				502,500
Capital One Financial Corp			COM			14040H105	13,668 		268,000 	x				 				268,000
CF Industries Holdings Inc			COM			125269100	14,405 		157,500 	x				 				157,500
Chevron Corp					COM			166764100	50,560 		613,000 	x				 				613,000
Cisco Systems Inc				COM			17275R102	13,874 		615,000 	x				 				615,000
ConocoPhillips					COM			20825C104	50,030 		683,000 	x				 				683,000
Conseco Inc					COM NEW			208464883	144 		41,000 		x				 				41,000
Consol Energy Inc				COM			20854P109	5,851 		127,500 	x				 				127,500
Constellation Energy Group 			COM			210371100	430 		17,700 		x				 				17,700
Dana Holding Corp				COM			235825205	580 		119,900 	x				 				119,900
Devon Energy Corp				COM			25179M103	22,481 		246,500 	x				 				246,500
Entergy Corp					COM			29364G103	7,610 		85,500 		x				 				85,500
Exelon Corp					COM			30161N101	5,354 		85,500 		x				 				85,500
Foundation Coal Holdings Inc			COM			35039W100	2,882 		81,000 		x				 				81,000
JPMorgan Chase & Co				COM			46625H100	2,335 		50,000 		x				 				50,000
Marathon Oil Corp				COM			565849106	18,619 		467,000 	x				 				467,000
Massey Energy Co				COM			576206106	3,959 		111,000 	x				 				111,000
Microsoft Corp					COM			594918104	41,169 		1,542,500 	x				 				1,542,500
National City Corp				COM			635405103	1,750 		1,000,000 	x				 				1,000,000
Nexen Inc					COM			65334H102	7,480 		322,000 	x				 				322,000
Occidental Petroleum Corp			COM			674599105	33,569 		476,500 	x				 				476,500
Oracle Corp					COM			68389X105	32,851 		1,617,500 	x				 				1,617,500
Owens Corning New				*W EXP 10/30/201	690742127	23 		10,644 		x				 				10,644
Patriot Coal Corp				COM			70336T104	9,209 		317,000 	x				 				317,000
Penn National Gaming Inc			COM			707569109	13,931 		524,300 	x				 				524,300
Petro-Canada 					COM			71644E102	21,844 		655,000 	x				 				655,000
PHH Corp					COM NEW			693320202	7,703 		579,600 	x				 				579,600
Retail Holders Trust				DEP RCPT		76127U101	13,521 		150,000 	x				 				150,000
Talisman Energy Inc				COM			87425E103	17,213 		1,210,500 	x						 		1,210,500
The Mosaic Company				COM			61945A107	4,251 		62,500 		x				 				62,500
Virgin Media Inc				*W EXP 99/99/999	92769L119	9 		237,059 	x				 				237,059
Wachovia Corp New				COM			929903102	98,000 		28,000,000 	x				 				28,000,000
Wachovia Corp New				CONV7.5%PFD CL A	929903219	108,136 	280,874 	x				 				280,874
Williams Companies Inc.				COM			969457100	9,531 		403,000 	x				 				403,000
XTO Energy Inc					COM			98385X106	3,536 		76,000 		x				 				76,000


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